Commitments And Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	May 17, 2013
Commitments and Contingencies [Abstract]
Estimated off-hire days		18 days
China Development Bank - amount available for drawdown			$ 69,000,000
Number of 4800 TEU containership newbuildings			2
Expected Delivery	Q2 2014
Number of 4800 TEU containership newbuildings canceled	1	1